AMOUNT DUE TO DIRECTOR	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Amount Due To Director
AMOUNT DUE TO DIRECTOR

7. AMOUNT DUE TO DIRECTOR

As of March 31, 2025, the Company had an outstanding amount due to director amounted $132,465, mainly consist of a loan from Mr. Wong Kai Cheong for the acquisition of property.

Aforementioned amount is unsecured, interest bearing and payable on demand.

8. AMOUNT DUE TO DIRECTOR

As of December 31, 2024, the Company had an outstanding amount due to director amounting to $146,018, mainly consisting of a loan from Mr. Wong Kai Cheng for the acquisition of property.

The aforementioned amount is unsecured, non-interest bearing and payable on demand.